UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22005

Wells Fargo Advantage Global Dividend Opportunity Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-643-9691

Date of fiscal year end: October 31, 2010

Date of reporting period: July 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE GLOBAL DIVIDEND OPPORTUNITY FUND

Security Name	Shares	Value
Common Stocks: 69.25%

Brazil: 0.26%
Telecomunicacoes de Sao Paulo SA (Telecommunication Services, Diversified Telecommunication Services)	38,750	$1,229,150

France: 8.07%
France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	1,425,000	29,567,077
Suez Environnement SA (Utilities, Multi-Utilities)	230,000	4,273,195
Veolia Environnement (Utilities, Multi-Utilities)	200,000	4,542,039
		38,382,311

Germany: 4.54%
Deutsche Post AG (Industrials, Air Freight & Logistics)	1,218,726	21,574,618

Italy: 17.54%
Enel SpA (Utilities, Electric Utilities)	5,375,001	31,047,807
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	600,000	13,087,279
Hera SpA (Utilities, Multi-Utilities)	5,963,673	11,782,647
Mediaset SpA (Consumer Discretionary, Media)	4,100,000	17,626,731
TERNA SpA (Utilities, Electric Utilities)	2,175,000	9,869,558
		83,414,022

Portugal: 1.12%
Portugal Telecom SGPS SA ADR (Telecommunication Services, Wireless Telecommunication Services)	618,179	5,334,885

Spain: 3.06%
Distribuidora Internacional de Alimentación SA (Consumer Staples, Food & Staples Retailing)	600,000	2,543,312
Red Electrica de Espana (Utilities, Electric Utilities)	220,000	12,023,542
		14,566,854

Sweden: 2.83%
Tele2 AB Series B (Telecommunication Services, Diversified Telecommunication Services)	630,000	13,448,358

United Kingdom: 5.98%
National Grid plc (Utilities, Multi-Utilities)	250,000	2,449,866
Pennon Group plc (Utilities, Water Utilities)	300,000	3,567,694
Scottish & Southern Energy plc (Utilities, Electric Utilities)	190,000	4,076,216
Severn Trent plc (Utilities, Water Utilities)	500,000	11,744,584
United Utilities Group plc (Utilities, Multi-Utilities)	390,223	3,769,531
Vodafone Group plc ADR (Telecommunication Services, Diversified Telecommunication Services)	100,000	2,810,000
		28,417,891

United States: 25.85%
Ameresco Incorporated Class A (Industrials, Building Products) †	131,000	1,763,260
American Midstream Partners (Energy, Oil, Gas & Consumable Fuels) †	5,000	104,400
American Water Works Company Incorporated (Utilities, Water Utilities)	100,000	2,800,000
Annaly Capital Management Incorporated (Financials, REIT)	1,093,800	18,353,964
Apartment Investment Management Company (Financials, REIT)	120,000	3,003,756
Ashford Hospitality Trust (Financials, REIT)	200,000	2,180,000
CenterPoint Energy Incorporated (Utilities, Multi-Utilities)	200,000	3,916,000
Chatham Lodging Trust (Financials, REIT)	552,000	8,589,120
Comcast Corporation Class A (Consumer Discretionary, Media)	209,600	5,034,592
Convergys Corporation (Information Technology, IT Services) †	25,000	311,000
CVR Partners LP (Energy, Oil, Gas & Consumable Fuels )	14,000	328,300
EQT Corporation (Energy, Oil, Gas & Consumable Fuels)#	66,400	4,215,072
Excel Trust Incorporated (Financials, REIT)	1,250,000	14,337,500
FirstEnergy Corporation (Utilities, Electric Utilities)	25,000	1,116,250
Hatteras Financial Corporation (Financials, REIT)	825,000	22,126,500

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE GLOBAL DIVIDEND OPPORTUNITY FUND

Security Name		Shares	Value
United States (continued)
Hicks Acquisition Company II Incorporated (Financials, Consumer Finance) (a)		65,000	$656,034
Kayne Anderson MLP Investment Company (Energy, Oil, Gas & Consumable Fuels)		100,000	2,801,000
National Fuel Gas Company (Utilities, Gas Utilities)		100,000	7,238,000
NV Energy Incorporated (Utilities, Electric Utilities)		300,000	4,452,000
Pennichuck Corporation (Utilities, Water Utilities)		1	29
PG&E Corporation (Utilities, Multi-Utilities)		55,000	2,278,650
Preferred Apartment Communities (Financials, REIT)		420,000	3,393,600
Public Storage (Financials, REIT)		75,000	1,871,250
SCANA Corporation (Utilities, Multi-Utilities)		50,000	1,959,500
Shenandoah Telecommunications Company (Telecommunication Services, Diversified Telecommunication Services)(i)		249,999	3,964,984
Starwood Property Trust Incorporated (Financials, REIT)		250,000	4,850,000
Whitestone REIT (Financials, REIT)		100,000	1,260,000
			122,904,761

Total Common Stocks (Cost $332,325,241)			329,272,850

	Yield
Preferred Stocks: 18.78%

Canada: 0.31%
Nexen Incorporated (Energy, Oil, Gas & Consumable Fuels)	7.29%	59,058	1,485,309

United Kingdom: 2.17%
Barclays Bank plc (Financials, Commercial Banks)	8.13	200,000	5,066,000
National Westminster Bank plc (Financials, Commercial Banks)	8.46	225,000	5,226,750
			10,292,750

United States: 16.30%
Alabama Power Company (Utilities, Electric Utilities)	6.04	120,000	3,228,000
Bank of America Corporation Series 5 (Financials, Diversified Financial Services)	4.00	40,000	719,200
Bank of America Corporation Series 8 (Financials, Diversified Financial Services)	8.60	150,000	3,831,000
Citigroup Capital XII (Financials, Commercial Banks)	6.62	250,000	6,432,500
Consolidated Edison Incorporated Series A (Utilities, Electric Utilities)	5.15	1	97
Deutsche Bank Contingent Capital Trust V (Financials, Commercial Banks)	7.83	188,000	4,863,560
Dupont Fabros Technology (Financials, REIT)	7.65	81,250	2,041,000
Duquesne Light Company (Utilities, Electric Utilities)	6.66	105,000	5,284,702
E.I. DuPont de Nemours & Company (Materials, Chemicals)	4.68	1,210	116,826
Entergy Arkansas Incorporated (Utilities, Electric Utilities)	6.45	260,000	6,386,250
Entergy Louisiana LLC (Utilities, Electric Utilities)	5.65	100,000	10,225,000
Entergy Louisiana LLC (Utilities, Electric Utilities)	6.95	33,700	875,863
Entergy Mississippi Incorporated (Utilities, Electric Utilities)	5.81	9,000	231,750
Entergy New Orleans Incorporated (Utilities, Electric Utilities)	5.86	11,893	1,108,460
Fifth Third Capital Trust V (Financials, Commercial Banks)	7.20	25,000	631,500
Fifth Third Capital Trust VI (Financials, Commercial Banks)	7.21	25,000	631,750
First Potomac Realty Trust Series A (Financials, REIT)	7.73	221,000	5,613,400
Hawaiian Electric Company (Utilities, Electric Utilities)	5.71	40,000	728,752
Hawaiian Electric Company (Utilities, Electric Utilities)	5.86	46,090	800,814
HSBC Bank USA NA (Financials, Commercial Banks)	6.58	200,000	4,982,000
HSBC Finance Corporation (Financials, Diversified Financial Services)	6.72	29,000	693,680
MetLife Incorporated (Financials, Insurance)	6.57	172,100	4,300,779
Pacific Gas & Electric Company Series D (Utilities, Electric Utilities)	5.21	126,000	3,041,640
Pacific Gas & Electric Company Series I (Utilities, Electric Utilities)	5.21	39,900	835,506
Protective Life Corporation (Financials, Insurance)	7.05	86,900	1,885,730
Red Lion Hotels Capital Trust (Consumer Discretionary, Hotels, Restaurants & Leisure)	9.39	80,000	2,039,200
Southern California Edison Company Series C (Utilities, Electric Utilities)	6.30	25,000	2,435,938
Southern California Edison Company Series D (Utilities, Electric Utilities)	5.37	85,000	1,712,750
SunTrust Capital IX (Financials, Commercial Banks)	7.77	48,000	1,228,800

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE GLOBAL DIVIDEND OPPORTUNITY FUND

Security Name		Yield	Shares	Value
United States (continued)
UMH Properties Incorporated (Financials, REIT)		8.08%	24,040	$622,609
				77,529,056

Total Preferred Stocks (Cost $84,593,252)				89,307,115

Investment Companies: 0.79%
Tortoise Energy Capital Corporation			150,000	3,765,000

Total Investment Companies (Cost $3,750,000)				3,765,000

Short-Term Investments: 6.52%

Investment Companies: 6.52%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.02	30,991,936	30,991,936

Total Short-Term Investments (Cost $30,991,936)				30,991,936

Total Investments in Securities (Cost $451,660,429)*	95.34%			453,336,901
Other Assets and Liabilities, Net	4.66			22,175,686

Total Net Assets	100.00%			$475,512,587

†	Non-income earning security.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
#	All or a portion of this security segregated as collateral for written options.
(i)	Illiquid security
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $456,745,229 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$24,408,346
Gross unrealized depreciation	(27,816,674)

Net unrealized depreciation	$(3,408,328)

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE GLOBAL DIVIDEND OPPORTUNITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS – July 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Global Dividend Opportunity Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Options

The Fund may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered put or call options. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$328,616,816	$656,034	$0	$329,272,850
Preferred stocks	63,065,951	26,241,164	0	89,307,115
Investment companies	3,765,000	0	0	3,765,000
Short-term investments
Investment companies	30,991,936	0	0	30,991,936

	$426,439,703	$26,897,198	$0	$453,336,901

As of July 31, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written options	$0	$(549,319)	$0	$(549,319)

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

Derivative transactions

During the nine months ended July 31, 2011, the Fund entered into written options for hedging purposes.

During the nine months ended July 31, 2011, the Fund had written option activities as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2010	11,446	$1,404,145
Options written	973,320	3,875,660
Options expired	(968,700)	(3,920,387)
Options closed	(7,843)	(499,772)
Options exercised	(404)	(11,716)

Options outstanding at July 31, 2011	7,819	$847,930

Open call options written at July 31, 2011 were as follow for the Fund:

Expiration Date	Issuer Name	Number of Contracts	Call/Put	Strike Price	Market Value	Premiums Received
August 2011	EQT Corporation	100	Call	65 USD	$10,000	$7,711
August 2011	NASDAQ 100 Stock Index	70	Call	2,482 USD	58,109	44,254
August 2011	RTY Index	198	Call	883 USD	10,107	50,540
August 2011	AEX Index	349	Call	350 EUR	24,107	29,323
August 2011	DJ Euro STOXX 50 Index	429	Call	2,816 EUR	80,583	143,221
August 2011	OMX 30 Index	975	Call	1,147 SEK	31,264	69,777
August 2011	S&P 400 Midcap Index	168	Call	1,028 USD	10,922	45,634
August 2011	CAC 40 Index	308	Call	3,956 EUR	25,092	92,826
August 2011	FTSE 100 Index	173	Call	6,191 GBP	8,369	21,195
August 2011	DAX Index	320	Call	7,570 EUR	32,312	83,228
August 2011	ISHARES MSCI Emerging Market Index	3,525	Call	50 USD	114,713	80,192
August 2011	IBEX Index	1,204	Call	10,093 EUR	143,741	180,029

As of July 31, 2011, the Fund had outstanding written options with total premiums received that averaged $519,754 during the nine months ended July 31, 2011. As of July 31, 2011, the Fund had segregated $87,000 as cash collateral for written options. During the nine months ended July 31, 2011, the Fund had purchased options with an average cost of $35,177.

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ABAG — Association of Bay Area Governments

ACB — Agricultural Credit Bank

ADR — American Depositary Receipt

ADS — American Depository Shares

AGC-ICC — Assured Guaranty Corporation - Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

ARM — Adjustable Rate Mortgages

AUD — Australian Dollar

BAN — Bond Anticipation Notes

BART — Bay Area Rapid Transit

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazil Real

CAD — Canadian Dollar

CDA — Community Development Authority

CDO — Collateralized Debt Obligation

CDSC — Contingent Deferred Sales Charge

CGIC — Capital Guaranty Insurance Company

CGY — Capital Guaranty Corporation

CHF — Swiss Franc

CIFG — CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee

COP — Certificate of Participation

CP — Commercial Paper

CR — Custody Receipts

CTF — Common Trust Fund

DEM - Deutsche Mark

DKK — Danish Krone

DRIVER — Derivative Inverse Tax-Exempt Receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETET — Eagle Tax-Exempt Trust

ETF — Exchange-Traded Fund

EUR — Euro

FFCB — Federal Farm Credit Bank

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Authority

FHAG — Federal Housing Agency

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRF - French Franc

FSA — Farm Service Agency

GBP — Great British Pound

GDR — Global Depositary Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

HCFR — Healthcare Facilities Revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher Education Facilities Authority Revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong Dollar

HUD — Housing & Urban Development

HUF — Hungarian Forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial Development Revenue

IEP — Irish Pound

JPY — Japanese Yen

KRW — Republic of Korea Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LLP — Limited Liability Partnership

LOC — Letter of Credit

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multi-Family Housing Revenue

MFMR — Multi-Family Mortgage Revenue

MMD — Municipal Market Data

MSTR — Municipal Securities Trust Receipts

MTN — Medium Term Note

MUD — Municipal Utility District

MXN — Mexican Peso

MYR — Malaysian Ringgit

NATL-RE — National Public Finance Guarantee Corporation

NLG - Netherlands Guilder

NOK — Norwegian Krone

NZD — New Zealand Dollar

PCFA — Pollution Control Finance Authority

PCR — Pollution Control Revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable Floating Option Tax-Exempt Receipts

plc — Public Limited Company

PLN — Polish Zloty

PSFG — Public School Fund Guaranty

PUTTER — Puttable Tax-Exempt Receipts

R&D — Research & Development

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real Estate Investment Trust

ROC — Reset Option Certificates

SEK — Swedish Krona

SFHR — Single Family Housing Revenue

SFMR — Single Family Mortgage Revenue

SGD — Singapore Dollar

SKK — Slovakian Koruna

SLMA — Student Loan Marketing Association

SPDR — Standard & Poor’s Depositary Receipts

STIT — Short-Term Investment Trust

TAN — Tax Anticipation Notes

TBA — To Be Announced

TIPS — Treasury Inflation-Protected Securities

TRAN — Tax Revenue Anticipation Notes

TCR — Transferable Custody Receipts

TRY — Turkish Lira

TTFA — Transportation Trust Fund Authority

USD — Unified School District

XLCA — XL Capital Assurance

ZAR — South African Rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Global Dividend Opportunity Fund (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Global Dividend Opportunity Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch President

Date: September 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Advantage Global Dividend Opportunity Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: September 28, 2011

By:	/s/ Kasey L. Phillips

Kasey L. Phillips
Treasurer

Date: September 28, 2011